Form N-1A Cover	Jan. 15, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Bitwise Funds Trust
Entity Central Index Key	0001928561
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 15, 2026
Prospectus Date	Jan. 20, 2026